Share Split	12 Months Ended
Dec. 31, 2017
Share Split
Share Split

NOTE 16. SHARE SPLIT

Pursuant to the resolution of the owner adopted on August 16, 2016, the Company is authorized to issue a maximum of 80,000,000 shares of a single class each with a par value of $0.001. On October 9, 2016, the Company effected a split of the Company’s common stock, pursuant to which every one (1) shares of common stock outstanding before the split were converted into twenty million (20,000,000) share of common stock after the split. All share and per share amounts for all periods presented herein have been adjusted to reflect the split as if it had occurred at the beginning of the first period presented.